CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY - JPY (¥) ¥ in Thousands	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance, beginning (in shares) at Mar. 31, 2019	20,004,000
Balance, beginning at Mar. 31, 2019	¥ 136,636	¥ 26,132	¥ (340,696)		¥ (177,928)
Receipts from related parties		108,493			108,493
Advances to related parties		(5,355)			(5,355)
Net loss			(48,334)		(48,334)
Balance, ending (in shares) at Mar. 31, 2020	20,004,000
Balance, ending at Mar. 31, 2020	¥ 136,636	129,270	(389,030)		(123,124)
Receipts from related parties		6,129			6,129
Share-based compensation		201,900			201,900
Foreign currency translation adjustments, net of tax				¥ (243)	(243)
Net loss			(25,798)		¥ (25,798)
Balance, ending (in shares) at Mar. 31, 2021	20,004,000				20,004,000
Balance, ending at Mar. 31, 2021	¥ 136,636	337,299	(414,828)	(243)	¥ 58,864
Foreign currency translation adjustments, net of tax				(1,285)	(1,285)
Net loss			(97,080)		¥ (97,080)
Balance, ending (in shares) at Mar. 31, 2022	20,004,000				20,004,000
Balance, ending at Mar. 31, 2022	¥ 136,636	¥ 337,299	¥ (511,908)	¥ (1,528)	¥ (39,501)